Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.68%
Aerospace & Defense–1.73%
Raytheon Technologies Corp.	2,089,908	$188,488,803
Air Freight & Logistics–2.86%
United Parcel Service, Inc., Class B	1,538,910	311,182,991
Airlines–0.36%
Southwest Airlines Co.(b)	878,300	39,312,708
Application Software–3.42%
Manhattan Associates, Inc.(b)	226,649	30,341,502
salesforce.com, inc.(b)	977,262	227,340,459
Workday, Inc., Class A(b)	453,196	114,663,120
		372,345,081
Automobile Manufacturers–2.01%
General Motors Co.(b)	2,502,417	131,952,448
Tesla, Inc.(b)	92,597	86,737,462
		218,689,910
Automotive Retail–1.62%
CarMax, Inc.(b)(c)	835,181	92,847,072
O’Reilly Automotive, Inc.(b)	128,121	83,502,862
		176,349,934
Biotechnology–0.80%
Seagen, Inc.(b)	651,924	87,690,297
Cable & Satellite–1.30%
Comcast Corp., Class A	2,826,243	141,283,888
Commodity Chemicals–0.74%
Valvoline, Inc.	2,441,978	80,438,755
Communications Equipment–1.00%
Motorola Solutions, Inc.	468,333	108,625,156
Construction Machinery & Heavy Trucks–1.21%
Caterpillar, Inc.	654,870	131,995,597
Construction Materials–1.26%
Vulcan Materials Co.	720,329	137,085,812
Consumer Finance–0.81%
American Express Co.	488,054	87,761,870
Data Processing & Outsourced Services–2.22%
Fiserv, Inc.(b)	1,398,142	147,783,610
PayPal Holdings, Inc.(b)	547,763	94,182,370
		241,965,980
Distillers & Vintners–0.92%
Constellation Brands, Inc., Class A	420,151	99,890,900
Diversified Banks–2.15%
JPMorgan Chase & Co.	1,578,403	234,550,686
Electric Utilities–1.64%
FirstEnergy Corp.(c)	4,255,479	178,559,899
Shares		Value
Electrical Components & Equipment–0.64%
Hubbell, Inc.	81,693	$15,300,282
Rockwell Automation, Inc.(c)	189,295	54,747,900
		70,048,182
Environmental & Facilities Services–0.57%
Waste Connections, Inc.	498,740	62,192,878
Financial Exchanges & Data–1.51%
Intercontinental Exchange, Inc.	1,301,605	164,861,289
Food Distributors–0.86%
Sysco Corp.	1,199,226	93,719,512
General Merchandise Stores–1.21%
Target Corp.(c)	595,792	131,330,431
Health Care Facilities–2.91%
HCA Healthcare, Inc.	1,040,697	249,819,315
Tenet Healthcare Corp.(b)	914,112	67,753,981
		317,573,296
Health Care Services–2.32%
CVS Health Corp.	2,377,419	253,218,898
Health Care Supplies–1.26%
Cooper Cos., Inc. (The)	298,526	118,902,906
Quidel Corp.(b)(c)	175,087	18,096,992
		136,999,898
Health Care Technology–0.24%
Doximity, Inc., Class A(b)(c)	566,600	25,819,962
Home Improvement Retail–1.64%
Floor & Decor Holdings, Inc., Class A(b)(c)	330,777	35,962,075
Home Depot, Inc. (The)	390,148	143,176,513
		179,138,588
Homebuilding–0.84%
D.R. Horton, Inc.	1,024,972	91,448,002
Hotels, Resorts & Cruise Lines–1.12%
Airbnb, Inc., Class A(b)(c)	792,638	122,042,473
Household Products–2.80%
Procter & Gamble Co. (The)	1,902,042	305,182,639
Industrial Machinery–1.53%
Otis Worldwide Corp.(c)	1,945,763	166,226,533
Industrial REITs–2.65%
Prologis, Inc.	1,844,539	289,260,606
Integrated Oil & Gas–0.86%
Exxon Mobil Corp.	1,227,938	93,274,170
Integrated Telecommunication Services–1.57%
Verizon Communications, Inc.	3,206,005	170,655,646
Interactive Home Entertainment–0.58%
Zynga, Inc., Class A(b)(c)	7,022,037	63,689,876

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Interactive Media & Services–2.79%
Alphabet, Inc., Class A(b)	103,575	$280,281,200
Snap, Inc., Class A(b)(c)	733,089	23,854,716
		304,135,916
Internet & Direct Marketing Retail–5.06%
Amazon.com, Inc.(b)	184,119	550,786,465
Internet Services & Infrastructure–0.40%
Snowflake, Inc., Class A(b)	159,910	44,119,169
IT Consulting & Other Services–1.62%
Accenture PLC, Class A	431,279	152,491,629
Amdocs Ltd.	320,160	24,296,942
		176,788,571
Life Sciences Tools & Services–0.94%
Avantor, Inc.(b)(c)	2,729,764	101,902,090
Managed Health Care–2.40%
UnitedHealth Group, Inc.	552,616	261,149,743
Movies & Entertainment–1.42%
Netflix, Inc.(b)	289,480	123,648,487
Warner Music Group Corp., Class A(c)	727,762	30,929,885
		154,578,372
Oil & Gas Refining & Marketing–1.14%
Valero Energy Corp.	1,501,874	124,610,486
Oil & Gas Storage & Transportation–0.61%
Magellan Midstream Partners L.P.	1,364,702	66,692,987
Other Diversified Financial Services–1.87%
Equitable Holdings, Inc.	6,051,948	203,587,531
Packaged Foods & Meats–1.24%
Mondelez International, Inc., Class A	2,017,662	135,243,884
Personal Products–0.09%
Coty, Inc., Class A(b)	1,157,480	9,815,430
Pharmaceuticals–3.68%
AstraZeneca PLC, ADR (United Kingdom)	2,803,201	163,174,330
Bayer AG (Germany)	489,041	29,648,090
Eli Lilly and Co.	847,692	208,015,140
		400,837,560
Property & Casualty Insurance–1.24%
Allstate Corp. (The)	1,120,706	135,235,593
Railroads–0.90%
Union Pacific Corp.	401,491	98,184,624
Real Estate Services–0.09%
Zillow Group, Inc., Class C(b)(c)	185,249	9,351,370
Regional Banks–2.64%
First Citizens BancShares, Inc., Class A(c)	165,509	128,944,752
Signature Bank	257,383	78,406,583
SVB Financial Group(b)	136,803	79,879,272
		287,230,607
Shares		Value
Research & Consulting Services–0.43%
TransUnion	457,194	$47,145,845
Semiconductor Equipment–1.34%
Applied Materials, Inc.	1,058,827	146,308,715
Semiconductors–4.14%
Advanced Micro Devices, Inc.(b)(c)	1,202,587	137,395,565
QUALCOMM, Inc.	1,783,281	313,429,468
		450,825,033
Soft Drinks–0.66%
Coca-Cola Co. (The)	1,173,415	71,590,049
Systems Software–9.25%
Microsoft Corp.	2,345,404	729,373,736
ServiceNow, Inc.(b)	104,714	61,339,367
VMware, Inc., Class A	1,691,570	217,332,913
		1,008,046,016
Technology Hardware, Storage & Peripherals–4.00%
Apple, Inc.	2,493,292	435,777,576
Thrifts & Mortgage Finance–0.57%
Rocket Cos., Inc., Class A	4,925,187	62,254,364
Total Common Stocks & Other Equity Interests (Cost $7,792,779,637)		10,859,099,142
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	12,645,914	12,645,914
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	9,382,030	9,382,968
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	14,452,473	14,452,473
Total Money Market Funds (Cost $36,482,293)		36,481,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $7,829,261,930)		10,895,580,497
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 0.02%(d)(e)(f)	42,320,784	42,320,784
Invesco Private Prime Fund, 0.11%(d)(e)(f)	98,728,750	98,748,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $141,069,279)		141,069,276
TOTAL INVESTMENTS IN SECURITIES–101.31% (Cost $7,970,331,209)		11,036,649,773
OTHER ASSETS LESS LIABILITIES—(1.31)%		(142,673,812)
NET ASSETS–100.00%		$10,893,975,961
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,916,163	$106,454,656	$(96,724,905)	$-	$-	$12,645,914	$687
Invesco Liquid Assets Portfolio, Institutional Class	2,916,554	76,039,040	(69,570,556)	(938)	(1,132)	9,382,968	252
Invesco Treasury Portfolio, Institutional Class	3,332,758	121,662,464	(110,542,749)	-	-	14,452,473	310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,353,000	322,982,192	(335,014,408)	-	-	42,320,784	1,656*
Invesco Private Prime Fund	126,823,666	603,895,604	(631,969,251)	(4)	(1,523)	98,748,492	20,823*
Total	$190,342,141	$1,231,033,956	$(1,243,821,869)	$(942)	$(2,655)	$177,550,631	$23,728

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,829,451,052	$29,648,090	$—	$10,859,099,142
Money Market Funds	36,481,355	141,069,276	—	177,550,631
Total Investments	$10,865,932,407	$170,717,366	$—	$11,036,649,773
Invesco Main Street Fund®